Supplemental Disclosure of Statement of Cash Flow Information Other Noncash Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 properties
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 103,427,000	$ 114,031,000	$ 132,376,000
Income taxes paid	1,289,000	1,019,000	2,483,000
Real estate number of properties sold (in # of properties)	17	13	18
Debt satisfaction gains (charges), net	(311,000)	3,590,000	29,872,000
Interests Sold [Member]
Other Significant Noncash Transactions [Line Items]
Real estate number of properties sold (in # of properties)	3	3
Real estate non-recourse mortgage debt assumed	28,648,000	74,504,000
Seller financing	3,003,000
Conveyed Interest [Member]
Other Significant Noncash Transactions [Line Items]
Properties with conveyed interest			3
Real estate non-recourse mortgage debt assumed			38,022,000
Debt satisfaction gains (charges), net			$ 13,180,000